Equity	12 Months Ended
Dec. 31, 2020
Disclosure Of Equity [Abstract]
Equity

28. EQUITY

(1)	Details of equity as of December 31, 2019 and 2020 are as follows (Unit: Korean Won in millions):

	December 31, 2019	December 31, 2020
Capital
Common stock capital	3,611,338	3,611,338
Hybrid securities	997,544	1,895,366
Capital surplus
Paid in capital in excess of par	608,348	608,348
Equity method	1,153	—
Others	16,794	17,763

Sub-total	626,295	626,111

Capital adjustments
Treasury stocks	—	—
Other adjustments(*1)	(1,748,667)	(1,775,312)

Sub-total	(1,748,667)	(1,775,312)

Accumulated other comprehensive income
Financial assets at FVTOCI	(71,914)	(9,833)
Changes in capital due to equity method	915	(2,609)
Loss from foreign business translation	(152,987)	(298,363)
Remeasurements of defined benefit plan	(270,977)	(261,195)
Loss on evaluation of cash flow hedge	(5,692)	(1,386)
Capital related to noncurrent assets held for sale	—	1,226

Sub-total	(500,655)	(572,160)

Retained earnings(*2)(*3)	18,524,515	19,268,265
Non-controlling interest(*4)	3,981,962	3,672,237

Total	25,492,332	26,725,845

(*1)

Included 178,060 million Won in capital transaction profit and loss recognized by Woori Bank and (formerly) Woori Financial Group in 2014 and 223,228 million Won due to the spin-off of Gyeongnam Bank and Gwangju Bank. During the previous term, the Group entered an agreement to acquire additional interest in the Woori Asset Trust Co., Ltd., and the capital adjustment reduced by 111,242 million Won.

(*2)

The regulatory reserve for credit loss in retained earnings amounted to 2,356,246 million Won and 2,547,547 million Won as of December 31, 2019 and 2020, respectively in accordance with the relevant article.

(*3)	The earned surplus reserve in retained earnings amounted to 62,830 million Won as of December 31, 2020 in accordance with the Article 53 of the Financial Holding Company Act.
(*4)

The hybrid securities issued by Woori Bank amounting to 3,660,814 million Won and 3,105,070 million Won as of December 31, 2019 and 2020, respectively, are recognized as non-controlling interests. 134,421 million Won and 162,362 million Won of dividends for the hybrid securities are allocated to net profit and loss of the non-controlling interests for the years ended December 31, 2019 and 2020, respectively.

(2)	The number of authorized shares and others of the Group are as follows:

	December 31, 2019	December 31, 2020
Shares of common stock authorized	4,000,000,000 Shares	4,000,000,000 Shares
Par value	5,000 Won	5,000 Won
Shares of common stock issued	722,267,683 Shares	722,267,683 Shares
Capital stock	3,611,338 million Won	3,611,338 million Won

(3)

The Group issued 42,103,377 new shares in the stock exchange process with the shareholders of Woori Card for the period from January 11, 2019, to December 31, 2019, which changed the total number of issued shares from 680,164,306 as of the date of establishment to 722,267,683 as of December 31, 2020.

(4)	Hybrid securities

The bond-type hybrid securities classified as owner’s equity are as follows (Unit: Korean Won in millions):

	Issue date	Maturity	Interest rate (%)	December 31, 2019	December 31, 2020
Securities in local currency	2019-07-18	—	3.49	500,000	500,000
Securities in local currency	2019-10-11	—	3.32	500,000	500,000
Securities in local currency	2020-02-06	—	3.34	—	400,000
Securities in local currency	2020-06-12	—	3.23	—	300,000
Securities in local currency	2020-10-23	—	3.00	—	200,000
Issuance cost				(2,456)	(4,634)

Total				997,544	1,895,366

The hybrid securities mentioned above do not have maturity date but are redeemable after 5 years from date of issuance.

(5)	Accumulated other comprehensive income

Changes in the accumulated other comprehensive income are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2018
	Beginning balance	Increase (decrease)(*1)(*2)	Reclassification adjustments	Income tax effect	Ending balance
Net gain (loss) on valuation of financial assets at FVTOCI	(88,906)	(8,677)	8,015	2,386	(87,182)
Gain (loss) on financial liabilities at FVTPL designated as upon initial recognition due to own credit risk	(96)	132	—	(36)	—
Changes in capital due to equity method	(2,656)	4,080	—	(1,122)	302
Gain (loss) on foreign currency translation of foreign operations	(242,806)	(2,661)	—	732	(244,735)
Remeasurement gain (loss) related to defined benefit plan	(152,358)	(111,401)	—	27,033	(236,726)
Gain (loss) on valuation of derivatives designated as cash flow hedges	777	30,655	(26,871)	(8,430)	(3,869)
Capital related to noncurrent assets held for sale	4,145	(4,145)	—	—	—

Total	(481,900)	(92,017)	(18,856)	20,563	(572,210)

(*1)	Net gain (loss) on valuation of financial assets at FVTOCI included the 1,009 million Won transfer to retained earnings due to disposal of equity securities.
(*2)

Gain (loss) on financial liabilities at fair value through profit or loss designated as upon initial recognition due to credit risk included the 4 million Won transferred to retained earnings due to redemption.

	For the year ended December 31, 2019
	Beginning balance	Increase (decrease)(*)	Reclassification adjustments	Income tax effect	Ending balance
Net gain (loss) on valuation of financial assets at FVTOCI	(87,182)	(24,180)	43,021	(3,573)	(71,914)
Changes in capital due to equity method	302	(1,420)	—	2,033	915
Gain (loss) on foreign currency translation of foreign operations	(244,735)	96,157	—	(4,409)	(152,987)
Remeasurement gain (loss) related to defined benefit plan	(236,726)	(48,244)	—	13,993	(270,977)
Gain (loss) on valuation of derivatives designated as cash flow hedges	(3,869)	(32,719)	31,756	(860)	(5,692)

Total	(572,210)	(10,406)	74,777	7,184	(500,655)

(*)

The increase and decrease of financial asset valuation profit or loss at fair value through other comprehensive income is a change due to the period evaluation and the reclassification adjustments amounting to 29,368 million Won are due to disposal of equity securities during the period.

	For the year ended December 31, 2020
	Beginning balance	Increase (decrease)(*)	Reclassification adjustments	Classified as held for sale	Income tax effect	Ending balance
Net gain (loss) on valuation of financial assets at FVTOCI	(71,914)	115,167	(30,643)	—	(22,443)	(9,833)
Changes in capital due to equity method	915	(3,171)	—	(1,691)	1,338	(2,609)
Gain (loss) on foreign currency translation of foreign operations	(152,987)	(152,486)	—	—	7,110	(298,363)
Remeasurement gain (loss) related to defined benefit plan	(270,977)	13,492	—	—	(3,710)	(261,195)
Gain (loss) on valuation of derivatives designated as cash flow hedges	(5,692)	4,568	—	—	(262)	(1,386)
Capital related to noncurrent assets held for sale	—	—	—	1,691	(465)	1,226

Total	(500,655)	(22,430)	(30,643)	—	(18,432)	(572,160)

(*)

The increase and decrease of financial asset valuation profit or loss at fair value through other comprehensive income is a change due to the period evaluation and the reclassification adjustments amounting to 2,664 million Won are due to disposal of equity securities during the period.

(6)	Treasury stock

Details of treasury stocks are as follows (Unit: Shares, Korean Won in millions):

	December 31, 2019		December 31, 2020
	Number of shares	Book value	Number of shares	Book value
Beginning balance	2,728,774	34,113	2	—
Acquisition	57,721,387	799,886	—	—
Disposal	(60,450,159)	(833,999)	—	—

Ending balance	2	—	2	—